Acquisitions and divestments - Text Details (Detail) € in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 30, 2022 EUR (€)	Feb. 09, 2021 $ / shares
Acquisitions and divestments [Line Items]
Aggregated net cash outflow for acquisitions	€ 139
Other non-current financial assets	660	€ 630	€ 430	€ 660
Losses on disposals of other remaining business	109	43	€ 30
Aging & Caregiving [member]
Acquisitions and divestments [Line Items]
Other non-current financial assets		40
Losses on disposals of other remaining business		€ 75
Acquisitions and divestments [Domain]
Acquisitions and divestments [Line Items]
Aggregated net cash outflow for acquisitions	359			2,824
Contingent consideration recognised as of acquisition date	96			96
Goodwill recognised as of acquisition date					€ 307
Identifiable intangible assets recognised as of acquisition date	179			179
Deferred tax assets recognised as of acquisition date	20			20
Deferred tax liabilities recognised as of acquisition date	43			43
Remaining two acquisitions [Member]
Acquisitions and divestments [Line Items]
Contingent consideration recognised as of acquisition date	61			61
Goodwill recognised as of acquisition date	130			130
Identifiable intangible assets recognised as of acquisition date	95			95
Deferred tax liabilities recognised as of acquisition date	23			23
Vesper Medical [Member]
Acquisitions and divestments [Line Items]
Goodwill recognised as of acquisition date	177			177
Identifiable intangible assets recognised as of acquisition date	84			84
Deferred tax assets recognised as of acquisition date	15			15
Deferred tax liabilities recognised as of acquisition date	(20)			(20)
Cash transferred	€ 227			€ 227
Discount rate applied to cash flow projections	12.00%			12.00%
Vesper Medical [Member] | Business combinations [member]
Acquisitions and divestments [Line Items]
Discount rate applied to cash flow projections	12.00%			12.00%
Vesper Medical [Member] | At fair value [member]
Acquisitions and divestments [Line Items]
Contingent consideration recognised as of acquisition date	€ 34			€ 34
Vesper Medical [Member] | Carrying amount [member]
Acquisitions and divestments [Line Items]
Contingent consideration recognised as of acquisition date	€ 44			44
BioTelemetry [Member]
Acquisitions and divestments [Line Items]
Aggregated net cash outflow for acquisitions				2,132
Discount rate applied to cash flow projections		10.00%
Purchase price per share | $ / shares						$ 72
Settled liabilities, contingent liabilities recognised in business combination				€ 172
Useful life measured as period of time, intangible assets other than goodwill		14 years
Revenue of acquiree since acquisition date		€ 387
Profit (loss) of acquiree since acquisition date		32
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		40
Capsule Technologies [Member]
Acquisitions and divestments [Line Items]
Aggregated net cash outflow for acquisitions		€ 520
Discount rate applied to cash flow projections		12.00%
Useful life measured as period of time, intangible assets other than goodwill		17 years
Revenue of acquiree since acquisition date		€ 75
Profit (loss) of acquiree since acquisition date		10
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		€ 11